UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aull & Monroe Investment Management Corp.
Address: 3605 Springhill Business Park Ste A
         Mobile, AL  36608

13F File Number:  028-12068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jamie L. Thuss
Title:     VP/Chief Compliance Officer
Phone:     (251) 342-3339

Signature, Place, and Date of Signing:

      /s/ Jamie L. Thuss     Mobile, AL     January 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $139,754 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2474    44061 SH       SOLE                    44061        0        0
AMERICAN INTL GROUP INC        COM              026874107     1930    33100 SH       SOLE                    33100        0        0
AMERICAN SELECT PORTFOLIO IN   COM              029570108      276    24050 SH       SOLE                    24050        0        0
AMGEN INC                      COM              031162100     1224    26355 SH       SOLE                    26355        0        0
AT&T INC                       COM              00206R102     5839   140489 SH       SOLE                   140489        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2212    49670 SH       SOLE                    49670        0        0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101      325    13407 SH       SOLE                    13407        0        0
BANCTRUST FINANCIAL GP         COM              05978R107      348    28809 SH       SOLE                    28809        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4031    97696 SH       SOLE                    97696        0        0
BB&T CORP                      COM              054937107      978    31892 SH       SOLE                    31892        0        0
BOEING CO                      COM              097023105     1817    20774 SH       SOLE                    20774        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      776    29235 SH       SOLE                    29235        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1700    20425 SH       SOLE                    20425        0        0
CATERPILLAR INC DEL            COM              149123101     3984    54915 SH       SOLE                    54915        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1098    51978 SH       SOLE                    51978        0        0
CITIGROUP INC                  COM              172967101      918    31198 SH       SOLE                    31198        0        0
COACH INC                      COM              189754104      383    12532 SH       SOLE                    12532        0        0
COCA COLA CO                   COM              191216100      612     9970 SH       SOLE                     9970        0        0
COLGATE PALMOLIVE CO           COM              194162103     2787    35738 SH       SOLE                    35738        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103     1745    76733 SH       SOLE                    76733        0        0
CONAGRA FOODS INC              COM              205887102     2061    86604 SH       SOLE                    86604        0        0
CONOCOPHILLIPS                 COM              20825C104     1768    20032 SH       SOLE                    20032        0        0
COVIDIEN LTD                   COM              G2552X108      745    16818 SH       SOLE                    16818        0        0
DEERE & CO                     COM              244199105     2347    25200 SH       SOLE                    25200        0        0
DISNEY WALT CO                 COM DISNEY       254687106      708    21927 SH       SOLE                    21927        0        0
DONNELLEY R R & SONS CO        COM              257867101      905    23962 SH       SOLE                    23962        0        0
DUKE ENERGY CORP NEW           COM              26441c105     4233   209861 SH       SOLE                   209861        0        0
EMERSON ELEC CO                COM              291011104     1426    25164 SH       SOLE                    25164        0        0
ENERGEN CORP                   COM              29265N108      882    13728 SH       SOLE                    13728        0        0
ENERGYSOUTH INC                COM              292970100     5464    94202 SH       SOLE                    94202        0        0
EXELON CORP                    COM              30161N101      957    11726 SH       SOLE                    11726        0        0
EXXON MOBIL CORP               COM              30231G102     1517    16193 SH       SOLE                    16193        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206     1886    58150 SH       SOLE                    58150        0        0
FPL GROUP INC                  COM              302571104     2747    40530 SH       SOLE                    40530        0        0
GENERAL ELECTRIC CO            COM              369604103     7260   195854 SH       SOLE                   195854        0        0
HEINZ H J CO                   COM              423074103      787    16851 SH       SOLE                    16851        0        0
HOME DEPOT INC                 COM              437076102     2001    74281 SH       SOLE                    74281        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2311    21379 SH       SOLE                    21379        0        0
JOHNSON & JOHNSON              COM              478160104     5672    85037 SH       SOLE                    85037        0        0
JP MORGAN CHASE & CO           COM              46625H100     1968    45066 SH       SOLE                    45066        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     2234    41380 SH       SOLE                    41380        0        0
KRAFT FOODS INC                CL A             50075N104      767    23525 SH       SOLE                    23525        0        0
LILLY ELI & CO                 COM              532457108      800    14994 SH       SOLE                    14994        0        0
LOWES COS INC                  COM              548661107      337    14896 SH       SOLE                    14896        0        0
MERCK & CO INC                 COM              589331107     1397    24050 SH       SOLE                    24050        0        0
MICROSOFT CORP                 COM              594918104      940    26394 SH       SOLE                    26394        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     2302    49322 SH       SOLE                    49322        0        0
PEPSICO INC                    COM              713448108     3272    43119 SH       SOLE                    43119        0        0
PFIZER INC                     COM              717081103     2267    99753 SH       SOLE                    99753        0        0
PROASSURANCE CORP              COM              74267C106     1299    23649 SH       SOLE                    23649        0        0
PROCTER & GAMBLE CO            COM              742718109     6109    83211 SH       SOLE                    83211        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100     6671   282061 SH       SOLE                   282061        0        0
SARA LEE CORP                  COM              803111103     1152    71748 SH       SOLE                    71748        0        0
SCHERING PLOUGH CORP           COM              806605101      610    22895 SH       SOLE                    22895        0        0
SOUTHERN CO                    COM              842587107     5756   148535 SH       SOLE                   148535        0        0
SPDR TR                        UNIT SER 1       78462F103     1459     9977 SH       SOLE                     9977        0        0
SPECTRA ENERGY CORP            COM              847560109     1542    59713 SH       SOLE                    59713        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764l108      883    17600 SH       SOLE                    17600        0        0
TARGET CORP                    COM              87612E106     1162    23244 SH       SOLE                    23244        0        0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208     1395    83988 SH       SOLE                    83988        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      624    16818 SH       SOLE                    16818        0        0
TYCO INTL LTD BERMUDA          SHS              g9143x208      667    16818 SH       SOLE                    16818        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2693    38080 SH       SOLE                    38080        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2162    28250 SH       SOLE                    28250        0        0
VERIZON COMMUNICATIONS         COM              92343V104     2604    59613 SH       SOLE                    59613        0        0
WACHOVIA CORP NEW              COM              929903102     4766   125314 SH       SOLE                   125314        0        0
WELLS FARGO & CO NEW           COM              949746101      306    10120 SH       SOLE                    10120        0        0
WYETH                          COM              983024100      476    10762 SH       SOLE                    10762        0        0